LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2021
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

15.    LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	As of December 31,
	2020	2021
	RMB	RMB
Land use rights	849,542,147	1,196,668,009
Less: accumulated amortization	(88,580,563)	(106,611,329)
Land use rights, net	760,961,584	1,090,056,680

Amortization expense was RMB11,974,071, RMB12,379,121 and RMB18,030,766 for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2021, estimated amortization expense in each of the next five years is RMB22,938,030.

As of December 31, 2020 and 2021, certain land use rights with net book value of RMB65,882,634 and RMB109,503,702 were pledged as collateral for the Company’s borrowings (Note 20).

As of December 31, 2020 and 2021, certain land use rights with net book value of RMB99,457,421 and RMB15,467,161 were pledged as collateral for the issuance of bank acceptance notes.